Fair value measurements - Summary of Significant Unobservable Inputs (Detail) - Available-for-sale Securities [Member]	Mar. 31, 2021	Mar. 31, 2020
Weighted Average Cost Of Capital [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-sale, Measurement Input	1,650	1,650
Weighted Average Cost Of Capital [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-sale, Measurement Input	1,500	1,500
Lack of marketability discount [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-sale, Measurement Input	2,300	2,300
Lack of marketability discount [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-sale, Measurement Input	1,700	1,700
Risk-free rate [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-sale, Measurement Input	287	224
Risk-free rate [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-sale, Measurement Input	288	186
Expected volatility [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-sale, Measurement Input	4,226	4,813
Expected volatility [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-sale, Measurement Input	4,179	3,986
Probability Liquidation Scenario [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-sale, Measurement Input	4,000	4,000
Probability Redemption Scenario [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-sale, Measurement Input	4,000	4,000
Probability IPO Scenario [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-sale, Measurement Input	2,000	2,000